Document And Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Information Line Items
Entity Registrant Name	NLS PHARMACEUTICS LTD.
Trading Symbol	NLSP
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	32,428,893
Amendment Flag	false
Entity Central Index Key	0001783036
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39957
Entity Incorporation, State or Country Code	V8
Entity Address, Address Line One	The Circle 6
Entity Address, Postal Zip Code	8058
Entity Address, City or Town	Zurich
Entity Address, Country	CH
Title of 12(b) Security	Common shares, nominal value CHF 0.02 per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	1358
Auditor Name	PricewaterhouseCoopers AG
Auditor Location	Zurich, Switzerland
Business Contact
Document Information Line Items
Entity Address, Address Line One	The Circle 6
Entity Address, Postal Zip Code	8058
Entity Address, City or Town	Zurich
Entity Address, Country	CH
Contact Personnel Name	Alexander Zwyer
City Area Code	+41
Local Phone Number	44 512 21 50
Contact Personnel Email Address	@nls-pharma.com
Entity Address, Address Line Two	Postfach